DERIVATIVES - Summary of Effect of Derivatives on Consolidated Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives designated as hedging instruments: | Interest rate swaps | Cash flow hedges –
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	$ 32	$ 32	$ 1
Derivatives designated as hedging instruments: | Cross currency contracts | Cash flow hedges – | Investment expense (income) and other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	7	(3)	6
Derivatives designated as hedging instruments: | Cross currency contracts | Cash flow hedges – | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	2	2	2
Derivatives designated as hedging instruments: | Cross currency contracts | Fair value hedges – cross currency contracts | Investment expense (income) and other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	37	(25)	53
Derivatives designated as hedging instruments: | Cross currency contracts | Fair value hedges – cross currency contracts | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	3	2	3
Derivatives designated as hedging instruments: | Cross currency contracts | Fair value hedges – cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	4	4	4
Derivatives not designated as hedging instruments: | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of income (expense) recognized in income	$ 0	$ 1	$ 2